Cash and cash equivalents	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Cash and cash equivalents
Cash and cash equivalents	3.Cash and cash equivalents Cash and cash equivalents consisted of the following:

	As of March 31,
	2021	2020
Cash on hand	$42	$187
Bank balances	17,453,318	11,931,527
Total	$17,453,360	$11,931,714

3.Cash and cash equivalents

Cash and cash equivalents consisted of the followings:

	As of March 31,
	2019	2018
Cash on hand	$110	$2,662
Bank balances	10,362,173	4,893,405
Total	$10,362,283	$4,896,067